INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of income and social contribution taxes recoverable

	12.31.19	12.31.18
Income taxes recoverable	380,314	245,883
Social contribution taxes recoverable	31,281	28,706
Total	411,595	274,589
d
Schedule of income and social contribution taxes payable

	12.31.19	12.31.18
Income taxes payable	76,483	8,756
Social contribution taxes payable	16,614	3,253
Total	93,097	12,009

Current	6,585	12,009
Non-current	86,512	—

Schedule of significant components of deferred income and social contribution taxes

				Effects of the
				initial
				adoption of
	Balance on	Income	Comprehensive	IFRS 9 and	Balance on	Income	Comprehensive	Balance on
	12.31.17	statement	income	IFRS 15	12.31.18	statement	income	12.31.19
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses (1)	793,933	634,543	—	—	1,428,476	51,360	—	1,479,836
Income and social contribution taxes on temporary differences (2)	(1,131,850)	(2,151,290)	31,797	70,012	(3,181,331)	(1,343,635)	69,719	(4,455,247)
Provisions for legal, labor, tax civil and regulatory contingencies	2,298,735	(333,035)	—	—	1,965,700	(275,109)	—	1,690,591
Trade accounts payable and other provisions	651,417	(79,683)	—	—	571,734	(40,393)	—	531,341
Customer portfolio and trademarks	254,418	(69,815)	—	—	184,603	(86,525)	—	98,078
Estimated losses on impairment of accounts receivable	434,960	(115,661)	—	122,977	442,276	36,354	—	478,630
Estimated losses from modems and other P&E items	200,941	(24,811)	—	—	176,130	6,869	—	182,999
Pension plans and other post-employment benefits	174,534	20,934	30,753	—	226,221	91,746	69,540	387,507
Profit sharing	110,046	19,643	—	—	129,689	(9,695)	—	119,994
Licenses	(1,636,886)	(216,328)	—	—	(1,853,214)	(216,330)	—	(2,069,544)
Goodwill (Spanish and Navytree, Vivo Part. and GVTPart.)	(3,598,172)	(1,002,768)	—	—	(4,600,940)	(1,002,768)	—	(5,603,708)
Property, plant and equipment of small value	—	(395,606)	—	—	(395,606)	107,155	—	(288,451)
Technological Innovation Law	(97,533)	47,406	—	—	(50,127)	25,562	—	(24,565)
Other temporary differences (3)	75,690	(1,566)	1,044	(52,965)	22,203	19,499	179	41,881
Total deferred tax assets (liabilities), noncurrent	(337,917)	(1,516,747)	31,797	70,012	(1,752,855)	(1,292,275)	69,719	(2,975,411)

Deferred tax assets	5,288,176				5,569,885			5,548,581
Deferred tax liabilities	(5,626,093)				(7,322,740)			(8,523,992)
Deferred tax assets (liabilities), net	(337,917)				(1,752,855)			(2,975,411)

Represented in the balance sheet as follows:
Deferred tax assets	371,408				230,097			171,042
Deferred tax liabilities	(709,325)				(1,982,952)			(3,146,453)

(1)   Under Brazilian tax legislation these may be offset up to  30% of the annual taxable income but otherwise have no expiry date.

(2)   Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.

(3)   Deferred taxes from other temporary differences, such as deferred income, renewal of licenses, and subsidy on the sale of mobile phones, among others.

Schedule of expected realization of deferred taxes

Year
2020	1,614,967
2021	550,558
2022	531,585
2023	786,837
2024	654,638
2025 onwards	(7,113,996)
Total	(2,975,411)

Schedule of reconciliation of income and social contribution tax expense

	2019	2018	2017
Income before taxes	6,394,535	11,277,490	5,730,773
Income and social contribution tax expenses, at the tax rate of 34%	(2,174,142)	(3,834,347)	(1,948,463)
Permanent differences
Equity pickup, net of effects from interest on equity received and surplus value of the assets purchased attributed to the Company (Note 11)	256	(1,988)	537
Unclaimed interest on equity	(13,825)	(14,426)	(21,843)
Temporary differences in subsidiaries	—	—	2,007
Non-deductible expenses, gifts, incentives	(84,487)	(76,671)	(94,413)
Deferred taxes recognized in subsidiaries on tax loss carryforwards, negative basis and temporary differences referring to prior years	—	—	132,080
Tax benefit related to interest on equity allocated	879,920	1,547,000	821,657
Other (additions) exclusions	(1,243)	31,200	(13,545)
Tax debits	(1,393,521)	(2,349,232)	(1,121,983)
Effective rate	21.8%	20.8%	19.6%
Current income and social contribution taxes	(101,246)	(832,485)	(580,578)
Deferred income and social contribution taxes	(1,292,275)	(1,516,747)	(541,405)